Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating leases
2026	$ 12,312
2027	13,160
2028	13,412
2029	11,309
2030	8,763
Thereafter	9,848
Total lease payments	68,804
Less: Imputed interest	(19,843)
Present value of lease liabilities	48,961	$ 55,777
Finance leases
2026	12,207
2027	12,207
2028	12,207
2029	12,207
2030	12,207
Thereafter	139,868
Total lease payments	200,903
Less: Imputed interest	(75,093)
Present value of lease liabilities	$ 125,810	$ 136,000